Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 31, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 31, 2020
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
PFI Prospectus [Member] | LargeCap Growth Fund I
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.
Supplement dated July 31, 2020
to the Prospectus dated March 1, 2020
(as previously supplemented)

This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

SUMMARY FOR LARGECAP GROWTH FUND I

On July 30, 2020, the Board of Directors of Principal Funds, Inc. approved a change to the Fund’s diversification classification from “diversified” to “non-diversified” and a change to the related fundamental investment restriction (together, the “Proposed Change”). Fund shareholders of record on August 19, 2020 are entitled to vote on the Proposed Change at a Special Meeting of Shareholders of the Fund tentatively scheduled for October 28, 2020. Additional information about the Proposed Change will be provided in the Proxy Statement that is expected to be sent to record date Fund shareholders on or about September 4, 2020. The Proposed Change, if approved by Fund shareholders, is expected to be effective on or about November 1, 2020 (the “Change Date”). However, the Fund’s officers have the discretion to change these dates.

Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY FOR LARGECAP GROWTH FUND I
Strategy [Heading]	rr_StrategyHeading	On or about the Change Date, under Principal Investment Strategies, add the following after the second paragraph:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Risk [Heading]	rr_RiskHeading	On or about the Change Date, in the Principal Risks section, add the following to the alphabetical list of risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.